FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Income Statements Captions [Line Items]
Cost	¥ 5,100,698	$ 781,716	¥ 4,344,512	¥ 2,705,885
Gross profit	1,332,665	204,240	1,467,743	939,450
Operating expenses
Selling and marketing	358,655	54,966	181,975	96,538
General and administrative expenses	261,805	40,123	248,462	213,973
Research and development	538,009	82,453	430,822	263,220
Total operating expenses	1,158,469	177,542	861,259	573,731
Operating loss	174,196	26,698	606,484	365,719
Interest income	46,118	7,068	33,478	11,595
Net income	229,706	35,204	573,371	336,320
Parent Company
Condensed Income Statements Captions [Line Items]
Cost			55	414
Gross profit			55	414
Operating expenses
Selling and marketing	2,571	394	3,198	4,271
General and administrative expenses	54,613	8,370	50,572	99,881
Research and development	23,978	3,675	11,191	42,167
Total operating expenses	81,162	12,439	64,961	146,319
Operating loss	(81,162)	(12,439)	(65,016)	(146,733)
Interest income	1,337	205	6,868	2,185
Other loss			(699)
Equity in earnings of subsidiaries and VIEs	308,578	47,292	634,043	484,594
Net income	¥ 228,753	$ 35,058	¥ 575,196	¥ 340,046